SUPPLEMENT TO THE PROSPECTUS
                                       OF
                        EVERGREEN VARIABLE ANNUITY FUNDS


I.       Evergreen VA Fund

         Effective January 1, 2001, Evergreen Variable Annuity Funds prospectus is revised and supplemented as follows:

         The tables under the section entitled "EXPENSES" for the Evergreen VA Fund have been restated to reflect a change in the advisory fees. Management Fees, Other Expenses, Total Fund Operating Expenses and Example of Fund Expenses will now be as follows:

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+

                                             Total Fund
            Management    12b-1    Other     Operating
               Fees       Fees    Expenses   Expenses+
              0.75%       0.00%     0.23%      0.98%

+ Restated for the fiscal year ended 12/31/1999 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year           $  100
3 years          $  312
5 years          $  542
10 years         $1,201


II.      Evergreen VA Growth and Income Fund

         Effective January 1, 2001, Evergreen Variable Annuity Funds prospectus is revised and supplemented as follows:

         The tables under the section entitled "EXPENSES" for the Evergreen VA Growth and Income Fund have been restated to reflect a change in the advisory fees. Management Fees, Other Expenses, Total Fund Operating Expenses and Example of Fund Expenses will now be as follows:


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)+

                                              Total Fund
            Management   12b-1     Other       Operating
               Fees        Fees    Expenses    Expenses+
              0.75%       0.00%      0.21%       0.96%
+ Restated for the fiscal year ended 12/31/1999 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
After:
1 year           $   98
3 years          $  306
5 years          $  531
10 years         $1,178


January 1, 2001                                                   556806  1/01